INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets, net carrying amount (Details) - USD ($)	Mar. 31, 2023	Jun. 30, 2022
Intangible assets
Intangible assets	$ 174,288,295	$ 76,704,869
HB4 and breeding program
Intangible assets
Intangible assets	31,032,302	29,802,534
Integrated products
Intangible assets
Intangible assets	3,133,465	3,137,158
Microbiology product
Intangible assets
Intangible assets	48,170,016	5,792,348
Trademarks and patents
Intangible assets
Intangible assets	63,681,707	8,267,041
Software
Intangible assets
Intangible assets	1,316,375	2,167,985
Customer loyalty
Intangible assets
Intangible assets	21,954,430	22,537,803
RG/RS/OX Wheat
Intangible assets
Intangible assets	$ 5,000,000	$ 5,000,000